Debt and Credit Facilities - Notes (Details) $ in Millions, $ in Millions			12 Months Ended
	Dec. 16, 2019 CAD ($)	Jun. 17, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	May 01, 2019 CAD ($)	Mar. 15, 2019 CAD ($)	Jan. 30, 2018 CAD ($)	Mar. 30, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Hedged item, liabilities					$ 500
Long-term debt repayment			$ 1,389	$ 0
Four Point Four Zero Percent Notes Due 2029 [Member] [Domain]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.40%		4.40%
Borrowings							$ 750
3.60% Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							4.40%
6.15% Notes Due 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.15%	6.15%		6.15%
Long-term debt repayment	$ 987	$ 402
2017 Canadian Shelf Prospectus
Disclosure of detailed information about borrowings [line items]
Authorised capital commitments, pre-registration									$ 3,000
2018 U.S Shelf Prospectus
Disclosure of detailed information about borrowings [line items]
Authorised capital commitments, pre-registration			$ 3,000		$ 2,300			$ 3,000
2019 Canadian Shelf Prospectus [Member] [Domain]
Disclosure of detailed information about borrowings [line items]
Authorised capital commitments, pre-registration						$ 3,000